RELATED PARTIES - Additional Information (Details) - USD ($)		3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 15, 2020	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
RELATED PARTIES [Line Items]
Repayment of promissory note - related party					$ 118,249
Expenses incurred and paid					20,000			$ 240,000
Related Party Loans
RELATED PARTIES [Line Items]
Maximum borrowing capacity of related party promissory note					0			0
Loan conversion agreement warrant		$ 1,500,000				$ 1,500,000		$ 1,500,000
Price of warrant		$ 1.00				$ 1.00		$ 1.00
Related Party Loans | Working capital loans warrant
RELATED PARTIES [Line Items]
Outstanding balance of related party note		$ 0	$ 0		$ 0	$ 0
Sponsor | Administrative Services Agreement
RELATED PARTIES [Line Items]
Expenses per month	$ 20,000
Expenses incurred and paid		$ 60,000	$ 60,000	$ 60,000		$ 120,000	$ 120,000